SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue and Long-Lived Assets, by Geographic Location
The Company is headquartered and domiciled in Ireland. Revenue by geographic location based on the end customer for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 was as follows:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
United States	$2,948,843	$3,189,105	$3,272,943
U.K.	938,389	858,652	782,497
Spain	686,951	659,072	615,417
Sweden	618,443	598,801	574,682
Ireland	474,745	445,395	394,981
Other	2,807,972	2,494,243	2,383,883
Total revenue, net	$8,475,343	$8,245,268	$8,024,403
Long-lived assets are comprised of property, plant and equipment, net. Long-lived assets by geographic location as of December 31, 2024 and December 31, 2023 were as follows:

	December 31, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Vessels and containers on-the-water or in-transit	$241,713	$191,561
Costa Rica	238,845	252,287
Chile	108,159	102,145
Honduras	104,941	106,061
United States	96,150	145,329
Ecuador	84,741	86,680
U.K.	41,562	42,637
Sweden	29,539	31,218
Czech Republic	28,983	34,051
Spain	25,555	25,344
Denmark	21,767	24,676
Ireland	20,800	23,894
Other	39,301	36,351
Total long-lived assets	$1,082,056	$1,102,234